Inventories (Tables)	12 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	September 30, 2022	September 30, 2021
Raw materials	$6,401,458	$9,680,601
Work in process	7,830	5,530
Finished goods	7,117,789	6,867,979
Goods in transit	3,005,549	3,210,522
Inventory provision	(1,099,914)	(1,077,952)
Total inventories, net	$15,432,712	$18,686,6807